Changes in the scope of the consolidated condensed interim financial statements (Tables)	6 Months Ended
Jun. 30, 2020
Changes in the scope of the consolidated condensed interim financial statements [Abstract]
Amount of assets and liabilities integrated at the effective acquisition date
The amount of assets and liabilities integrated at the effective acquisition date for the aggregated change in scope is shown in the following table:

Asset Acquisition for the six-month period ended June 30, 2020
Concessional assets	162,489
Other non-current assets	931
Cash & cash equivalents	17,646
Other current assets	29,998
Non-current Project debt	(150,087)
Current Project debt	(8,357)
Other current and non-current liabilities	(4,378)
Non-controlling interests	(25,632)
Asset acquisition - purchase price	(22,610)
Net result of the asset acquisition	-

The amount of assets and liabilities integrated at the effective acquisition date for the aggregated change in scope is shown in the following table:

Asset Acquisition for the year ended December 31, 2019
Concessional assets	28,738
Investments carried under the equity method	113,897
Other non-current assets	25,342
Current assets	1,503
Deferred tax liabilities	(2,539)
Other current and non-current liabilities	(1,512)
Non-controlling interests	(92,303)
Asset acquisition - purchase price	(73,126)
Net result of the asset acquisition	-